Litman Gregory Funds Trust
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

December 12, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Litman Gregory Funds Trust (the “Trust”) File Nos.: 333-10015 and 811-07763

Dear Sir or Madam:

The Trust files herewith a preliminary proxy statement on behalf of the Litman Gregory Funds Trust and each of its series, seeking shareholder approval on (1) a new Investment Advisory Agreement and (2) election of two Trustees.  Pursuant to Rule 14a-6 of Regulation 14A under the Securities Exchange Act of 1934, the Trust is filing this preliminary proxy statement approximately 10 calendar days before the date that the definitive proxy statement is filed and first sent to Fund shareholders.  The Trust expects to file its definitive proxy statement some time after December 22, 2012.

If you have any questions or comments regarding this filing, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures